Schedule I - Financial information of Parent Company - Statement of Cash Flows (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities:
Net loss	$ (19,950,120)	$ (36,736,553)	$ (1,678,813)
Adjustments to reconcile net loss to net cash provided by Operating activities:
Share-based Compensation	2,240,512	3,068,213	5,575,877
Equity in deficits (earnings) of subsidiaries, VIEs and VIE’s subsidiaries	(470)	13,404	138,124
Changes in assets and liabilities:
Prepaid expenses and other current assets	559,702	(1,105,245)	(1,856,549)
Rental deposits	138,485	15,652	(169,148)
Accrued expenses and other current liabilities	683,420	3,483,073	(1,573,833)
Net cash used in operating activities	(32,714,475)	(26,904,911)	(18,748,391)
Investing activities:
Net cash provided by (used in) investing activities	106,411	15,832,444	(3,318,921)
Financing activities:
Proceeds from stock options exercised by employees	600	26,786	142,618
Proceeds from paid-in capital of noncontrolling shareholders	4,466,000
Net cash provided by (used in) financing activities	4,466,600	(19,056,395)	9,702,412
Cash, cash equivalents and restricted cash at beginning of the year	40,728,505	68,634,996	85,734,048
Cash, cash equivalents and restricted cash at end of the year	12,493,135	40,728,505	68,634,996
Parent Company [Member]
Operating activities:
Net loss	(19,950,120)	(36,736,553)	(1,678,813)
Adjustments to reconcile net loss to net cash provided by Operating activities:
Share-based Compensation	858,415	782,196	2,382,934
Equity in deficits (earnings) of subsidiaries, VIEs and VIE’s subsidiaries	17,888,289	34,540,850	(3,049,831)
Changes in assets and liabilities:
Prepaid expenses and other current assets	37,254	83,021	65,990
Amounts due from subsidiaries, VIEs and VIE’s subsidiaries	4,972	28,544	(2,523,274)
Accrued expenses and other current liabilities	(235,882)	211,691	3,712
Amounts due to subsidiaries, VIEs and VIE’s subsidiaries	3,319,598	(326,263)	(3,409,764)
Net cash used in operating activities	2,394,290	(1,839,898)	(8,216,470)
Investing activities:
Dividend received from subsidiaries			16,529,639
Capital paid to subsidiaries	(12,100,010)
Net cash provided by (used in) investing activities	(12,100,010)		16,529,639
Financing activities:
Proceeds from stock options exercised by employees	600	26,786	142,618
Proceeds from paid-in capital of noncontrolling shareholders	4,466,000
Net cash provided by (used in) financing activities	4,466,600	26,786	142,618
Net (decrease) increase in cash, cash and restricted cash equivalents	(5,239,120)	(1,813,112)	8,455,787
Cash, cash equivalents and restricted cash at beginning of the year	7,614,175	9,427,287	971,500
Cash, cash equivalents and restricted cash at end of the year	$ 2,375,055	$ 7,614,175	$ 9,427,287